Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2014 Subsequent Event [Member]	Feb. 04, 2014 Tribute [Member] Subsequent Event [Member]	Jan. 23, 2014 Parnell Pharmaceuticals Holdings Pty Ltd [Member] Subsequent Event [Member]	Jan. 23, 2014 Clients Of SWK Holdings [Member] Parnell Pharmaceuticals Holdings Pty Ltd [Member] Subsequent Event [Member]
Financing Receivable, Gross					$ 25,000
Payments to Acquire Finance Receivables	29,630	6,500		2,000	10,000	15,000
Loans and Leases Receivable, Fees Earned but Excluded from Yield					375
Proceeds from Issuance or Sale of Equity			$ 12,500